Other Income (Details) - Schedule of Other Income		12 Months Ended
		Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Other Income Consists [Abstract]
Government subsidies	[1]			$ 257,074	$ 17,010
Exchange difference on foreign currency translation				9,720
Loan interest income from WSL		40,000	5,111
Others		1,800	230	259	1,054
Total		$ 41,800	$ 5,341	$ 267,053	$ 18,064

[1]	The government subsidies were granted by the Employment Support Scheme (“ESS”) under the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. There were no unfulfilled conditions nor other contingencies attached to the ESS funding.